[LOGO]  kitcole(TM)
                                                           strategic growth fund
                                           a series of Kit Cole Investment Trust




                                                                      Prospectus
                                                                October 28, 2003






                                                                     Managed by:
                                           Kit Cole Investment Advisory Services


                                             Toll Free 1-866-KIT-COLE (548-2653)
                                                            www.kitcolefunds.com
                                                           Ticker Symbol:  KCSGX

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The  Securities and Exchange  Commission  has not approved or disapproved  these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
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                                [LOGO] kitcoleTM
                              strategic growth fund




--------------------------------------------------------------------------------
The Kit Cole Strategic Growth Fund invests primarily in the common stock of companies with capital growth potential.


Please read this prospectus and keep it for future reference. It contains important information, including information on how Kit Cole Strategic Growth Fund invests and the services they offer to its shareholders.

--------------------------------------------------------------------------------




                                   Prospectus
                                October 28, 2003









            Toll Free 1-866-Kit-Cole (548-2653) www.kitcolefunds.com
                              Ticker Symbol: KCSGX





                                TABLE OF CONTENTS


Overview of the Fund..........................................................1
Performance Summary...........................................................3
Fees and Expenses.............................................................4
Management....................................................................5
Distribution of Shares........................................................5
Pricing of Shares.............................................................6
How to Purchase Shares........................................................6
How to Sell Shares............................................................8
Retirement and Education Plans................................................9
Distributions and Taxes.......................................................9
Shareholder Reports and Confirmations.........................................10
Financial Highlights..........................................................10
             See the Fund's Notice of its Privacy Policy on page 11.




Overview of the Fund
--------------------------------------------------------------------------------

Investment Objective
The investment objective for the Kit Cole Strategic Growth Fund (the "Fund") is the long-term growth of your investment capital.

Principal Investment Strategy
To achieve the Fund's objective, Kit Cole Investment Advisory Services (the "Advisor") invests the Fund's assets primarily in the common stock of large, well-managed and well-financed domestic or multi-national companies. The Advisor looks for companies that have a minimum market capitalization of $10 billion and accelerating projected revenues and earnings for the next one to five-year periods. The Advisor believes that the stock prices of companies that grow their revenue and profitability will increase over time. The Advisor's goal is to minimize financial risk to the Fund by focusing on companies whose operations will continue to be solvent and profitable even if there is a recession or stock market decline.

In choosing companies, the Advisor develops a model of future growth trends for both U.S. and foreign economies. Some key components the Advisor takes into consideration for its model are demographics, interest rates/level of inflation, stock market valuations, investor psychology, corporate earnings and corporate management. The Advisor then identifies and selects the companies it feels best fit into its model and are expected to benefit from these overall trends.

When deciding whether to purchase or sell securities of a company, the Advisor looks for companies with rising share prices and strong fundamentals. The Advisor intends to be rigorous about selling shares of those companies that have experienced adverse changes in their fundamentals or whose shares under-perform the rest of the portfolio. The Advisor believes that while the additional turnover increases transaction costs, the process of eliminating the weakest stocks will enhance the overall performance of the Fund. Portfolio turnover may expose shareholders to a higher current realization of capital gains, which could cause you to pay higher taxes. However, the Advisor will attempt to offset any gains with losses in under-performing securities in efforts to minimize any adverse tax consequences to shareholders.

Temporary Investments

In attempting to respond to adverse market, economic, political, or other conditions, the Advisor may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies. During such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.
S. Government, its agencies or instrumentalities. To the extent the Fund invests in these temporary investments, the Fund may not achieve its investment objective.

Principal Risks
Investing in the Fund involves certain risks that could cause you to lose money. The following risks could affect the value of your investment:

Stock Market Risks: Like all mutual funds that invest in stocks, the Fund is subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.

Stock Selection Risks: The stocks selected by the Advisor may decline in value or not increase in value when the stock market in general is rising. Furthermore, stocks may fail to meet the Fund's objective or they may not achieve the earnings anticipated by the Advisor.

Foreign Securities Risks: The Fund can invest in foreign securities which involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of stock markets.

Non-Diversification Risks: The Fund is a non-diversified Fund. As such, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Who May Want to Invest

This Fund may be appropriate for investors who:

o    are looking for capital gain potential,
o want a fund that can be a core portfolio holding and a complement to other types of investments, and
o are willing to accept higher short-term risk for longer-term growth of capital.


Who May Not Want to Invest

This Fund may not be appropriate for investors who:

o    are looking for a fund that produces interest or dividend income, or
o    have a short-term investment horizon.

Performance Summary
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The bar chart and table shown below  illustrate  the  variability  of the Fund's returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns over time compared with those of a broad-based market index. Note that, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns*
[BAR CHART]

2001:   -41.80%
2002:   -34.92%


*Year-to-date return as of the quarter ended 09/30/03 was 27.44%

------------------- ------------------------ -----------
                    Date                     Return
------------------- ------------------------ -----------
Best Quarter        Q2 - June 2003             17.86%

Worst Quarter       Q3 - September 2001       -32.88%
------------------- ------------------------ -----------

--------------------------------------------------------------------------
Average Annual Total Returns
Year Ended December 31, 2002
                                                               Since Inception
                                               One Year      (November 7, 2000)
-------------------------------------------- -------------- --------------------
Kit Cole Strategic Growth Fund
     Return Before Taxes                        -34.92%            -40.49%
     Return After Taxes on Distributions(1)     -34.92%            -40.49%
     Return After Taxes on Distributions
         and Sale of Fund Shares(1)             -21.44%            -30.17%
Russell 1000 Growth Index(2)                    -27.88%            -29.85%
-------------------------------------------- -------------- --------------------

(1)After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than other after-tax return figures due to the tax benefit of losses to the Fund investor.

(2)The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this Index tend to exhibit price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The performance of the Russell 1000 Growth Index reflects no deduction for fees, expenses or taxes.

Fees and Expenses
--------------------------------------------------------------------------------

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the tables below and further explained in the example that follows.

--------------------------------------------------- -----------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------- -----------
Maximum Sales Charge (Load) Imposed on Purchases       None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None
(as percentage of offering price)

Maximum Sales Charge (Load) Imposed on Reinvested      None
Dividends

Redemption Fee                                       1.00%(1)

Exchange Fee                                           None
--------------------------------------------------- -----------

--------------------------------------------------- -----------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------- -----------
Management Fees                                        1.25%
Distribution and Service (12b-1) Fees                  0.25%
Other Expenses                                         4.91%
                                                       -----
Total Annual Operating Expenses                        6.41%
                                                       =====
         Less Expense Reimbursement (2)               -4.41%
Net Annual Operating Expenses                          2.00%
                                                       =====
--------------------------------------------------- -----------
(1) The Fund charges a fee of 1.00% on redemptions of shares held for less than 6 months. This early redemption fee does not apply to redemptions under the Systematic Withdrawal Plan.
(2) The Advisor has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Advisor in order to ensure that total Fund operating expenses on an annual basis do not exceed 2.00%. This contract expires September 29, 2004, but may be renewed on a year-to-year basis by the Advisor. The Advisor may recapture some or all of the amounts it waives or absorbs on behalf of the Fund over a period of three to five years if it is able to do so without causing Fund operating expenses to exceed the 2.00% cap.


--------------------------------------------------------------------------------
Example This example is intended to help compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes that:

(1) you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods,
(2)  your investment has a 5% return each year,
(3)  all dividends and distributions have been reinvested, and
(4)  the Fund operating expenses remain the same.


The 1-year dollar amount reflects the "Net Annual Fund Operating Expenses" of the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the "Total Annual Fund Operating Expenses" based on the past year's actual operating expenses of 6.41%, the level of expenses incurred by the Fund in the absence of any waivers or reimbursement agreements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------- ---------- ---------- ----------
 1 year*     3 years    5 years   10 years
----------- ---------- ---------- ----------
   $203      $1,505     $2,770     $5,781
----------- ---------- ---------- ----------
* Redemptions within 6 months of purchase are subject to a redemption fee of 1.00%.

Management
--------------------------------------------------------------------------------
Investment Advisor
Kit Cole Investment Advisory Services, Inc. ("Advisor"), 851 Irwin Street, San Rafael, California, 94901, is the investment advisor for the Fund. The Advisor has been retained under an Investment Advisory Agreement with Kit Cole
Investment Trust to act as the Fund's investment advisor subject to the authority of the Board of Trustees. Under the Investment Advisory Agreement, the Advisor is entitled to receive a monthly fee computed at an annual rate of 1.25% of average daily net assets. The Advisor has signed an Expense Limitation and Reimbursement Agreement, which contractually requires the Advisor to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 2.00% of average daily net assets. The Agreement expires on September 29, 2004, but may be renewed on a year-to-year basis by the Advisor. The Agreement permits the Advisor to recapture any waivers or subsidies it makes only if the amounts can be recaptured within 3 to 5 years and without causing the Fund's total annual operating expenses to exceed the applicable cap. The Board of Trustees also must approve any recapture. For the fiscal year ending June 30, 2003, the Advisor waived its entire advisory fee and undertook substantial subsidization of Fund operating expenses.

The Advisor furnishes the Fund with investment advice and, in general, supervises the management of the Fund. The Advisor provides all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Fund, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the securities transactions of the Fund. In addition, the Advisor pays the salaries and fees of all officers and trustees of Kit Cole Investment Trust who are affiliated persons of the Advisor. As of September 30, 2003 the Advisor had over $28 million of assets under management, which include privately managed accounts.

Board of Trustees
The Fund has an all-female Board of Trustees. There are four members of the Board, one affiliated Trustee and three independent Trustees. The Statement of Additional Information contains more information regarding the Board of Trustees.

Portfolio Manager
Kit M. Cole is the portfolio manager of the Fund and is the primary person responsible for the day-to-day management. Prior to becoming the Fund's portfolio manager, Ms. Cole managed private investment portfolios since 1978. Ms. Cole has over 30 years of investment experience. Ms. Cole holds a Master's degree from the University of California, Berkeley in Finance and a Bachelor's degree from Long Beach State University.

Fund Administration, Fund Accounting, Transfer Agent, Custody, Audit and Legal Services
U.S. Bancorp Fund Services, LLC serves as the Fund's administrator, transfer agent and fund accountant. As such, U.S. Bancorp Fund Services, LLC provides all necessary recordkeeping services and share transfer services for the Fund. U.S. Bank, N.A. serves as the Fund's custodian. Tait, Weller & Baker serves as the independent auditors for purposes of auditing the Fund. Paul, Hastings, Janofsky & Walker LLP serves as the Fund's legal counsel.

Distribution of Shares
--------------------------------------------------------------------------------
Distributor
Quasar Distributors, LLC ("Distributor") serves as distributor and principal underwriter for the shares of Kit Cole Investment Trust pursuant to an Underwriting Agreement.

Rule 12b-1 Services Plan

The Fund has adopted a Rule 12b-1 Services Plan to provide certain shareholder servicing activities for the shareholders of the Fund. The maximum level of Rule 12b-1 expenses is 0.25% per year of the Fund's average daily net asset value. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on every business day. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under supervision of the Fund's Board of Trustees.

If your purchase order is in "good order" (see "How to Purchase Shares") and delivered to the Fund's transfer agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

How to Purchase Shares
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.


     Minimum                     To Open             To Add to
    Investments                Your Account        Your Account
    -----------                ------------        ------------
    Regular accounts               $1,000               $100

    IRA accounts, pension
    plans, 401Ks, UTMAs,            $100                 $50
    etc.


Good Order Purchase Requests

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  the name of the Fund
|X|  the dollar amount of shares to be purchased
|X|  account application form or investment stub
|X|  check payable to the "Kit Cole Strategic Growth Fund"

In compliance with the USA Patriot Act of 2001, please note that the Fund's transfer agent or your financial intermediary will verify certain information on your account application as part of the Trust's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted without providing a permanent street address on your application.

Through a           You  can   purchase   shares   of  the  Fund   through   any
broker/dealer       broker-dealer  organization  that agrees to offer  shares of
organization        the Fund. The broker-dealer  organization is responsible for sending your purchase  order to the Fund's  transfer  agent.
                    Please keep in mind that your broker-dealer may charge additional fees for its services.


By mail You can purchase shares of the Fund directly from the Fund's transfer agent, U.S. Bancorp Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Kit Cole Strategic Growth Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                    Regular Mail                          Overnight Delivery
                    ------------                          ------------------

                    Kit Cole Strategic Growth Fund        Kit Cole Strategic Growth Fund
                    c/o U.S. Bancorp Fund Services, LLC   c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                          615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701      Milwaukee, Wisconsin  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone        To make additional investments by telephone,  you must check
                    the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization  for telephone  transactions  and your account has been open for at least 15 days,  call the Fund toll free at 1-866-KIT-COLE and you will be allowed to move money from your bank account to your Fund account  upon  request.  Only
                    bank  accounts  held  at  domestic   institutions  that  are
                    Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-866-KIT-COLE to notify the Fund of the incoming wire using the wiring instructions below:

                        U.S. Bank, N.A.
                        777 E. Wisconsin Ave
                        Milwaukee, WI 53202
                        ABA #: 075000022
                        Credit:  U.S. Bancorp Fund Services, LLC
                        Account #:  112-952-137
                        Further Credit:  Kit Cole Investment Trust,
                                         Kit Cole Strategic Growth Fund
                                         (your name or the title on the account)
                                         (your account #)

Through an          If you intend to use the Automatic  Investment Plan ("AIP"),
automatic           you may open your account with an initial minimum investment
plan                of $100. Once your account has been opened, you may purchase investment  shares of the Fund through the AIP. You can have
                    money  automatically   transferred  from  your  checking  or
                    savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The
                    Fund may modify or terminate the AIP at any time.  The first
                    AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.

How to Sell Shares
--------------------------------------------------------------------------------

Through  a         If you  purchased  your shares  through a  broker-dealer  or
broker/dealer      other financial  organization,  your redemption order should
or financial       be placed  through  the same  organization.  Your  broker or
consultant         financial   consultant  is  responsible   for  sending  your
                   redemption order to the Fund's transfer agent on a timely basis. Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail If you purchased your shares from the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                    Regular Mail                           Overnight Delivery
                    ------------                           ------------------
                    Kit Cole Strategic Growth Fund         Kit Cole Strategic Growth Fund
                    c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                           615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701       Milwaukee, Wisconsin  53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone        If you are  authorized  to  perform  telephone  transactions
                    (either  through  your  account   application   form  or  by
                    subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-866-KIT-COLE. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By wire To redeem shares by wire, call the Fund at 1-866-KIT-COLE and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

Through a           If you own shares  with a value of $10,000 or more,  you may
systematic          participate   in  the   systematic   withdrawal   plan.  The
withdrawal plan     systematic  withdrawal  plan  allows  you to make  automatic withdrawals from your Fund account at regular intervals. The minimum withdrawal amount is $250. Money will be transferred from your Fund  account  to the  account  you choose on your
                    account   application   form.  If  you  expect  to  purchase
                    additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. Redemptions made under the systematic withdrawal plan will not be subject to the redemption fee.

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Redemption Requests in Good Order
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

o    the name of the Fund
o    the dollar amount or the number of shares to be redeemed
o signatures of all registered shareholders exactly as the shares are registered
o    the account number

Redemption Fee
If you redeem shares of the Fund after holding them for less than 6 months, the Fund will charge a fee of 1.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active. This fee does not apply to redemptions made under the Systematic Withdrawal Plan.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $1,000 ($100 for IRA accounts) requesting that you bring the account back up to $1,000 ($100 for IRA accounts) or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Retirement and Education Plans
--------------------------------------------------------------------------------
You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement or other qualified plan account, call 1-866-KIT-COLE.

Distributions and Taxes
--------------------------------------------------------------------------------

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you elect to have the distributions paid in cash, a check will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the Fund at the then current net asset value. Dividends paid in cash or in additional shares are treated the same for tax purposes.

In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan) as either ordinary income or capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations
--------------------------------------------------------------------------------


As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases and redemptions of Fund shares. Account statements will be mailed to you on an quarterly basis.


Financial Highlights
--------------------------------------------------------------------------------
The financial highlight tables below show the Fund's financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the year end June 30, 2003 has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for prior periods was audited by other independent auditors.

--------------------------------------- ----------- -------------- -------------
                                            Year         Year          Period
                                           Ended        Ended          Ended
                                          6/30/03      6/30/02      6/30/01(1)

--------------------------------------- ----------- -------------- -------------
Net asset value at beginning of period      $4.25       $6.57         $10.00
--------------------------------------- ----------- -------------- -------------
Income from investment operations:
    Net investment income (loss)            -0.04       -0.07          -0.05(2)
    Net realized and unrealized gains
     (losses) on investments                -0.15       -2.25          -3.38
                                        ----------- -------------- -------------
Total from investment operations            -0.19       -2.32          -3.43
                                        ----------- -------------- -------------
Net asset value at end of period            $4.06       $4.25          $6.57
                                        ----------- -------------- -------------
Total return                                -4.47%     -35.31%        -34.30%(3)
                                        ----------- -------------- -------------
Net assets at end of period (millions)     $5,611      $4,000         $5,183
                                        ----------- -------------- -------------
Ratio of expenses to average net assets
    Before expense reimbursement             6.41%       5.44%       5.00%(4)
    After expense reimbursement              2.00%       2.00%       2.00%(4)
Ratio of net investment income (loss)
      to average net assets
    Before expense reimbursement            -5.95%      -4.87%         -4.16%(4)
    After expense reimbursement             -1.54%      -1.43%         -1.16%(4)
Portfolio turnover rate                       95%        134%            82%(4)
--------------------------------------- ----------- -------------- -------------
(1) Represents the period from the commencement of operations (November 7, 2000) through June 30, 2001.
(2) Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)  Not Annualized.
(4)  Annualized.


NOTICE OF PRIVACY POLICY
--------------------------------------------------------------------------------

Kit Cole Investment Trust and Kit Cole Investment Advisory Services recognizes and respects your privacy expectations. We are providing our privacy policy to you as notice of the kinds of information we collect about you and the circumstances in which that information may be disclosed. Your privacy is important to us and we are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

--------------------------------------------------------------------------------

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.


Not Part of Prospectus





                               INVESTMENT ADVISOR
                      Kit Cole Investment Advisory Services
                             San Rafael, California


                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin


                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                           Philadelphia, Pennsylvania

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                            San Francisco, California


                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                         U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin


                                    CUSTODIAN
                                 U.S. Bank, N.A.
                              Milwaukee, Wisconsin






Where to find more information:

You can find more information about the Kit Cole Strategic Growth Fund in the following documents:

Statement of Additional Information dated October 28, 2003

The Statement of Additional Information for the Fund provides more details about
the  Fund's  policies  and  management.   The  Fund's  Statement  of  Additional
Information is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-866-KIT-COLE or by writing to:


Kit Cole Strategic Growth Fund
C/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701


You may write to the Securities and Exchange Commission ("SEC") Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

                                                     1940 Act File No. 811-09887




                         Kit Cole Strategic Growth Fund
                      A Series of Kit Cole Investment Trust


                       STATEMENT OF ADDITIONAL INFORMATION



                                October 28, 2003





This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the Kit Cole Strategic
Growth Fund dated October 28, 2003, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to Kit Cole Investment Trust or call the nationwide toll free number 1-866-KIT-COLE.

The audited financial statements for the Kit Cole Strategic Growth Fund for the year ended June 30, 2003 are incorporated by reference to the Kit Cole Investment Trust's June 30, 2003 Annual Report.



Kit Cole Investment Trust
C/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701


                                Table of Contents


General Information about Kit Cole Investment Trust............................2
Description of the Kit Cole Strategic Growth Fund..............................2
Investment Restrictions........................................................3
Investments and Risks..........................................................4
Management of the Fund.........................................................8
Control Person and Principal Holders of Securities............................11
Investment Advisor............................................................11
Code of Ethics................................................................13
Proxy Voting Guidelines.......................................................14
Anti-Money Laundering Program.................................................14
Fund Administration...........................................................15
Custodian.....................................................................15
Legal Counsel.................................................................15
Distributor...................................................................15
Rule 12b-1 Services Plan......................................................15
Portfolio Transactions and Brokerage Allocations..............................17
Purchase of Shares............................................................18
Redemption of Shares..........................................................18
Pricing of Shares.............................................................19
Tax Status....................................................................20
Calculations of Performance Data..............................................21
Independent Auditors..........................................................24
Financial Statements..........................................................24




                         Kit Cole Strategic Growth Fund

General Information about Kit Cole Investment Trust
--------------------------------------------------------------------------------

     The Kit Cole Strategic Growth Fund is the first of several anticipated mutual funds that are part of the Fund group called Kit Cole Investment Trust (the "Trust"). The Trust is an open-end investment management company and was organized as a Delaware business trust (now called a Delaware statutory trust) on March 28, 2000. The Trust currently offers one series of shares to investors, the Kit Cole Strategic Growth Fund (the "Fund"). The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start other series and offer shares of new funds under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is 851 Irwin Street, San Rafael, California, 94901.

     Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees deem equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Description of the Kit Cole Strategic Growth Fund
--------------------------------------------------------------------------------

     The Fund is a non-diversified Fund and seeks to achieve the long-term growth of your investment capital. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

Investment Restrictions
--------------------------------------------------------------------------------

     In addition to the investment objectives and policies set forth in the Prospectus, the Fund is subject to certain investment policies and restrictions, as set forth below. The Fund's investment objective and fundamental policies and restrictions may not be changed without the vote of a majority of the Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of the Fund's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Fund's outstanding shares. Unless specifically identified as fundamental, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

     For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Fund.

     As fundamental policies, unless otherwise specified below, the Fund will not:

     1. Invest in the securities of companies in any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Fund's total assets would be invested in such industry. Various types of technology and utilities companies are considered to be in separate industries.

     2.   Issue any senior securities except as permitted by the 1940 Act.

     3. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold, the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

     4.   Borrow money except:

          (a)  from banks to purchase or carry securities or other investments,
          (b)  from banks for temporary or emergency purposes, or
          (c)  by entering into reverse repurchase agreements,

          if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

     5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase no more than the aggregate of 5% of stock and bond index options, financial futures contracts and options on such contracts.

     6. Purchase or sell real estate or real estate mortgage loans, except that the Fund may invest no more than 5% of its assets in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     7. Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies,
          (b) enter into repurchase agreements, (c) lend portfolio securities on a collateralized basis, and (d) engage in similar cash management and income enhancement transactions.

     The Fund has also adopted the following restrictions for the Fund that are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. The Fund shall not:

     1.   Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     2. Purchase the securities of other investment companies except as permitted by the 1940 Act.

     3. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     4. Invest more than 15% of its net assets in illiquid securities, such as restricted securities, repurchase agreements with a maturity of more than seven days, or securities with no readily available market quotation.

Investments and Risks
--------------------------------------------------------------------------------

     Although not part of the Fund's principal strategy, the Fund may invest in small or medium-size companies that meet the Advisor's criteria and display the potential for long-term capital growth. The Fund may also invest in securities convertible into common stock. If the Advisor sees an opportunity for capital growth within foreign markets, the Fund may also invest a portion of its assets in common stock of foreign companies. These non-principal strategies, as well as others, are further discussed below.

U.S. Government Securities
     The Fund may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government. As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

Bond Securities
     To the extent the Fund invests in bonds, it will be exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Also, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition.

Convertible Securities
     To the extent the Fund invests in convertible securities, it will be exposed to the risks of convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities. As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates. As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase. The unique investment characteristic of convertible securities (the right to exchange for the issuer's common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases. However, because security prices fluctuate, there cannot be an assurance of capital appreciation. Most convertible securities will not reflect as much capital appreciation as their underlying common stocks.

Options Transactions
     The Fund may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or to minimize or hedge against anticipated declines in the value of the Fund's securities. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding. All put options written by the Fund are covered, which means that the Fund has deposited with the Trust's custodian cash or liquid securities with a value at least equal to the exercise price of the option. Call and put options written by the Fund may also be covered to the extent that the Fund's liabilities under such options are offset by its rights under call or put options purchased by the Fund (e.g. closing purchase transactions) and call options written by the Fund may also be covered by depositing cash or liquid securities with the Trust's custodian in the same manner as written puts are covered. Some of the more frequently used stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, and NYSE Beta Index. The Fund may also use options on such other indices as may now or in the future be available.

Repurchase Agreements
     The Fund may enter into repurchase agreements on U.S. Government Securities or other liquid securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by the Fund of liquid securities, usually U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will have to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund would suffer a loss.

Money Market Instruments
     The Fund may invest from time to time in "money market instruments," a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable. Furthermore, although the Fund will stay fully invested in stocks under normal market conditions, the Fund may temporarily depart from its principal investment strategy by making short term investments in cash equivalents in response to adverse markets, economic or political conditions. This may result in the Fund not reaching its investment objective. The Fund may invest in money market instruments, which include, among other things:

     (a)  U.S. Treasury Bills;

     (b)  U.S. Treasury Notes with maturities of 18 months or less;

     (c)  U.S. Government Securities subject to repurchase agreements;

     (d)  Cash;

     (e) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC");

     (f) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

     (g)  Variable rate master demand notes;

     (h) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody's; and

     (i) Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). Investment by the Fund in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Fund, but also the advisory fees and related fees charged by the Advisor and other entities providing services to the money market mutual fund.

Small and Medium-Sized Companies
     To the extent the Fund invests in small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

When-Issued and Delayed Delivery Transactions
     The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause Fund to miss a price or yield considered advantageous.

Securities Lending
     The Fund may lend portfolio securities up to 50% of the value of its total assets, on a short- or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions that the Advisor has determined are creditworthy under guidelines established by the Fund's Board of Trustees. The Fund must also receive collateral in the form of cash or U.S. government securities equal to at least 100% of the securities loaned at all times.

Restricted and Illiquid Securities
     The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the Advisor to consider certain restricted securities as liquid.

Borrowing
     The Fund may borrow up to 50% of the value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds would decrease the net earnings of that Fund. The Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund's total assets. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

Reverse Repurchase Agreements
     The Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

Warrants
     The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. If the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Real Estate Investment Trusts
     The Fund may invest in equity or mortgage real estate investment trusts (REITs) that together produce income. A REIT is a managed portfolio of real estate investments. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Over-the-Counter Options
     The Fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund may purchase options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Advisor.

Investments in Foreign Securities
     The Fund may invest in foreign securities, which may include other investment companies that invest primarily in international securities. The international securities include equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars. The international equity securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts (ADRs), International Depositary Receipts (IDRs) European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The international fixed-income securities include ADRs, IDRs, and government securities of other nations and must be rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the Advisor must determine that they are of similar quality to the rated securities before the Fund may invest in them. The Fund does not intend to invest more than 20% of its assets in international securities.

     Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Other differences between investing in foreign companies and in U.S. companies, depending on the specific security and foreign market, may include:

     o    information is less publicly available
     o there is a lack of uniform financial accounting standards applicable to foreign companies
     o    market quotations are less readily available
     o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks
     o    there is generally a lower foreign securities market volume
     o it is likely that foreign securities may be less liquid or more volatile
     o    there are generally higher foreign brokerage commissions
     o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
     o    the mail service between countries may be unreliable
     o there are political or financial changes that adversely affect investments in some countries.

Foreign Currency Transactions
     The  Fund  may use  foreign  currency  transactions  to  settle  securities transactions. Because foreign securities may be denominated in foreign currencies, changes in foreign currency exchange rates could affect the Fund's net asset value, the value of interest earned, gains and losses realized on the sale of securities, and net investment income and capital gain. If the value of a foreign currency rises against the U.S. dollar, the value of an the Fund's assets denominated in that currency will increase. If the value of the foreign currency declines against the U.S. dollar, the value of the Fund assets denominated in that currency decrease. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Temporary Defensive Positions
     The Fund may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Fund may invest up to 100% of its assets in U.S. Government Securities and any money market investment described above.

Portfolio Turnover
     While it is not the policy of the Fund to trade actively for short-term profits, the Fund will dispose of securities without regard to the time they have been held when such action appears advisable to the Advisor. Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The turnover rate will not be a limiting factor when management deems portfolio changes appropriate. The turnover rate for the Fund for fiscal periods ended June 30, 2002 and 2001 was 134% and 82%, respectively. The increased portfolio turnover rate over the last fiscal year was a result of the Advisor moving to cash while the market corrected, and then subsequently re-investing when it thought there were buying opportunities.



Management of the Fund
--------------------------------------------------------------------------------
Board of Trustees

     The Fund is managed by a Board of Trustees. The Fund's Board of Trustees consists of four individuals, three of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act ("Disinterested Trustees"). The Trustees are fiduciaries of the Fund's shareholders and are governed by the laws of the state of Delaware. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Fund provides indemnification to any of the Trustees, officers, underwriters or affiliated person of the Fund for the actions they perform on behalf of the Fund.


Management Information
     The names, addresses and principal occupations during the past five years of the Trustees and executive officers of the Fund are as follows:


Interested Trustee
--------------------------- ------------------ ----------------------- ---------- -----------------------------
                            Position with the                          # of       Other Directorship
Name and Address and Age      Fund/Length of   Principal Occupation    portfolio  held by
                            Time served*       during Last Five Years  in Fund    Trustee
--------------------------- ------------------ ----------------------- ---------- -----------------------------

Kit M. Cole, M.B.A. (62)**    President and    CEO and Founder, Kit    1          Chair- San Rafael Bancorp
851 Irwin Street             Chief Executive   Cole Investment                    CEO-Marin Advisers, Inc.
San Rafael, CA  94901            Officer,      Advisory Services,                 CEO-Cole Financial Ventures,
                             Chairperson and   1977 - Present.                    Inc.
                            Trustee since 2000                                    Chair - Tamalpais Bank
                                                                                  Chairman Emeritus - Novato
                                                                                  Community Bank
                                                                                  Chair - New West Bancshares
--------------------------- ------------------ ----------------------- ---------- -----------------------------
Disinterested Trustees
--------------------------- ------------------ ----------------------- ---------- -----------------------------
Lilly Stamets (56)            Disinterested    Executive Vice          1          None.
851 Irwin Street            Trustee since 2000 President, California
San Rafael, CA  94901                          Host (corporate event
                                               management), 2000 -
                                               Present; Retail
                                               Operations Manager,
                                               The Academy Store (retail store
                                               at the California Academy of
                                               Sciences), 1995 - 2000;
                                               Principal, Premier Consulting
                                               Services (retailer
                                               consultants), 1995 - Present.
--------------------------- ------------------ ----------------------- ---------- -----------------------------
Deborah J. Magowan (58)       Disinterested    Chairperson, San        1          Trustee, The Hamlin School
851 Irwin Street            Trustee since 2000 Francisco Fall                     1990-1996.
San Rafael, CA  94901                          Antique show, 1996 to
                                               2002; Trustee, The
                                               Hamlin's School,
                                               1990-1996.
--------------------------- ------------------ ----------------------- ---------- -----------------------------
Nancy K. House (54)           Disinterested    Limited Partner and     1          None
25295 La Loma Drive         Trustee since 2003 Member of the Board
Los Altos Hills, CA 94022                      of Directors, San
                                               Francisco Baseball
                                               Associates 1999 -
                                               Present; Council of
                                               100, San Jose Museum
                                               of Art, 1997-1999;
--------------------------- ------------------ ----------------------- ---------- -----------------------------
Officers of the Trust
--------------------------- ------------------ ----------------------- ---------- -----------------------------
Jeff Tappan (38)***           Executive Vice   Project Manager and     N/A        Director, San Rafael Bancorp
851 Irwin Street                President,     Fixed Income Manager,              Director, Tamalpais Bank
San Rafael, CA  94901          Secretary &     Kit Cole Investment                Director, Kit Cole Investment
                             Treasurer since   Advisory Services,                 Advisory Services
                                   2000        1989 - Present.
--------------------------- ------------------ ----------------------- ---------- -----------------------------
*    Eachappointment is foran indefinite term until termination or resignation
**   This trustee is deemed to be an  "interested  person" of the Fund by virtue of her affiliation  with Kit Cole Advisory  Services,  Inc. Kit Cole is the
     CEO and Founder of the Advisor.
***  Jeff Tappan,  Executive  Vice  President,  Secretary,  and Treasurer of the
     Trust,  is Kit  Cole's  son  and is a  Project  Manager  and  Fixed  Income
     Portfolio Manager with the Advisor.


Compensation

     For their services as Trustees, the independent or Disinterested Trustees will receive compensation consisting of $500 for each meeting attended and will be reimbursed for the expenses of attending such meetings. Neither the Trust nor the Fund pays any fees to the Disinterested Trustees. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended June 30, 2003. Presently, none of the executive officers receive compensation from the Fund.


---------------------------- ------------- ----------------------- -------------------- -------------------
Name and Position            Aggregate     Pension or Retirement   Annual Benefits      Total Compensation
                             Compensation  Benefits Accrued As     Upon Retirement      from Trust and Fund
                             From Trust    Part of Trust Expenses                       Complex Paid to
                                                                                        Trustees
---------------------------- ------------- ----------------------- -------------------- -------------------

Kit M. Cole, President and         None             None                   None                  None
Chief Executive Officer,
Trustee*

Jeff Tappan, Executive             None             None                   None                  None
Vice President, Secretary
and Treasurer

Lilly Stamets,                    $2,000            None                   None                 $2,000
Disinterested Trustee


Deborah J. Magowan,               $2,000            None                   None                 $2,000
Disinterested Trustee

Nancy K. House                     None             None                   None                  None


*This trustee is deemed to be an interested person as defined in the 1940 Act.

Board Committees

Audit Committee

     The Fund has an Audit Committee, which is comprised of all the Disinterested Trustees as follows: Ms. Lilly Stamets, Ms. Nancy House and Ms. Deborah Magowan. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor's independence. The Audit Committee meets once a year, and if necessary, more frequently. The Audit Committee met twice during the fiscal year ended June 30, 2003. As of September 2003, the Audit Committee also serves as the Qualified Legal Compliance Committee ("QLCC") for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the "issuer attorneys"). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially "up the ladder" to other entities).


Nominating Committee
     The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all the Disinterested Trustees as follows:
Ms. Lilly Stamets, Ms. Nancy House and Ms. Deborah Magowan. There are no policies in place regarding nominees recommended by shareholders. The Committee did not have reason to meet during the last fiscal year.


Valuation Committee
     The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee plans to meet as necessary when a price is not readily available. Ms. Kit Cole is currently the sole member of the Valuation Committee.


     As of December 31, 2002, none of the Disinterested Trustees owned more than 5% of the Funds or members of their immediate families owned any securities of the Advisor, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor. During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with the Advisor, Distributor or any affiliate of the Advisor or Distributor in which the amount involved exceeded $60,000.



Control Person and Principal Holders of Securities
--------------------------------------------------------------------------------


     Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund' outstanding equity securities. As of September 30, 2003, no shareholders owned of record or beneficially 5% or more of the outstanding shares of the Fund.

     As of September 30, 2003, the officers and Trustees, as a group, owned 1.59% of the Fund's outstanding shares.


Management Ownership


     The following table shows the dollar range of shares beneficially owned by each Trustee in the Fund as of December 31, 2002:

                             Key

                    A.   $1-$10,000
                    B.   $10,001-$50,000
                    C.   $50,001-$100,000
                    D.   over $100,000

        Dollar Range of Equity Securities Beneficially Owned in the Fund

                                       Aggregate Dollar Range of Equity
Name of Trustee                         Securities Beneficially Owned
--------------------------------- ----------------------------------------------

Deborah J. Magowan, Trustee                           B
Lilly Stamets, Trustee                                A
Nancy K. House, Trustee                              None
Kit M. Cole, Trustee & President                      C

Investment Advisor
--------------------------------------------------------------------------------

     Kit Cole Investment Advisory Services, Inc., a California corporation, is an investment management and financial planning firm that specializes in helping women and families reach their lifetime financial goals through a collaborative, comprehensive and education-oriented approach to investment management. From its headquarters in San Rafael, California, Kit Cole Investment Advisory Services assists clients throughout the country.

     Founded in 1977, Kit Cole Investment Advisory Services offers a well-developed and time-proven investment philosophy, a talented professional staff, and superior client service. Kit Cole Investment Advisory Services is recognized as a leader in providing investment advisory services to women and families. Its philosophy, however, has a very broad-based appeal and, as a result, has a diverse customer base (40% of its current clients are men).


     Kit Cole Investment Advisory Services serves as an investment advisor to the Fund pursuant to an Investment Advisory Agreement dated as of September 29, 2000. This Investment Advisory Agreement is effective for a maximum initial term of two years and continues on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Advisor's decisions are made subject to direction of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

     In renewing the advisory agreement on behalf of the Fund, at a meeting of the Board of Trustees on September 17, 2003, the Board of Trustees, including the Disinterested Trustees, took into consideration, among other things:

(a)  the nature and quality of the services provided by the Advisor to the Fund;
(b)  the  appropriateness  of the fees paid by the Fund to the Advisor;
(c)  the level of Fund expenses;
(d) the reasonableness of the potential profitability of the advisory agreement to the Advisor;
(e)  the performance of the Fund during the past fiscal year; and
(f)  the nature of the Fund's investments.


     Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that, to date, the Advisor has waived all of its fees that were to be paid by the Fund and is currently heavily subsidizing the Fund. The Board discussed the expenses of the Fund, determined that they were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.


     In considering whether to renew the advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above the Trustees and Independent Trustees concluded that the advisory agreement was fair, reasonable and in the best interest of shareholders, and that it should be renewed and approved.

     For the services provided by the Advisor under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to Kit Cole Investment Advisory Services an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Fund has an Expense Limitation and Reimbursement Agreement with the Advisor, under which the Advisor has agreed to limit the Fund's total annual operating expenses, inclusive of advisory and 12b-1 fees, to 2.00% of average daily net assets. The Expense Limitation and Reimbursement Agreement allows the Advisor to recapture amounts reimbursed to the Fund and/or fees waived by the Advisor over a three to five-year period if the amounts to be recaptured are approved by the Board of Trustees and can be recaptured without causing the Fund to exceed the applicable expense cap after paying all current expenses. The Expense Limitation and Reimbursement Agreement expires on
September 29, 2003 and can be renewed annually by action of a majority of the Board of Trustees (including a majority of the independent members of the Board). Subsidies relating to year one remain eligible for recapture for five years -- i.e., through the end of the sixth fiscal year of the Fund's operations. Subsidies relating to years two and three remain eligible for recapture for four years -- i.e., through the end of the Fund's sixth and seventh fiscal years of operations, respectively. Subsidies relating to year four and later remain eligible for recapture for three years -- i.e., for year four, through the end of the seventh fiscal year of operations; for year five, through the end of the eighth fiscal year of operations, etc.


     The dollar amounts of fees earned by the Advisor during the periods ended June 30, 2003, 2002 and 2001 is as follows:

                                      Period Ended June 30
--------------------------- ------------      ------------      ------------
                               2003              2002              2001
--------------------------- ------------      ------------      ------------
Advisory  fees accrued          $42,233           $53,481           $45,371

Advisory fees waived           $149,162          $147,312          $108,974

Net Advisory fee paid         -$106,929          -$93,831          -$63,603

--------------------------- ------------      ------------      ------------

----------------------------------------------------------------------------

More Information about the Advisor

     Kit M. Cole, MBA, Founder and CEO of Kit Cole Investment Advisory Services, has managed marketable securities for over 20 years. Ms. Cole was one of the first women in the country to be hired as a stockbroker at a major brokerage firm. In 1977, she founded Kit Cole Investment Advisory Services (formerly known as Cole Financial Group, Inc.) which specializes in providing investment management and financial counseling to women and families. Ms. Cole also has a broad range of experience in income taxation, banking, estate and personal financial planning. Ms. Cole is also the Chairman/CEO and co-founder of Tamalpais Bank, one of Marin County's most profitable financial institutions and Chairman Emeritus of Novato Community Bank. Ms. Cole also co-founded and served as Chairman of the Board of New Horizons Savings & Loan, which was acquired by Luther Burbank Savings in 1996. Ms. Cole has been active in community affairs. Ms. Cole has served on the Marin Women's Commission both as a Commissioner and as the Chairperson. In 1997, Ms. Cole was inducted to the Marin County Women's Hall of Fame for her achievements in the financial industry. Ms. Cole received her BA in English from California State University, Long Beach with honors and her MBA in Finance from U.C. Berkeley's Haas School of Business.


Code of Ethics
--------------------------------------------------------------------------------


     Both the Trust and the Advisor have adopted Codes of Ethics that govern the conduct of employees of the Trust and Advisor who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require blackout periods for personal trading of securities in amounts above a certain size if those same securities are being which may be considered for purchase or sale by the Fund or other clients of the Advisor; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Proxy Voting Guidelines

--------------------------------------------------------------------------------


     The Advisor provides a voice on behalf of shareholders of the Fund. The Advisor views the proxy voting process as an integral part of the relationship with the Fund. The Advisor is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to the Advisor, subject to the supervision of the Board of Trustees. The Fund's proxy voting policies are summarized below.

Policies of the Fund's Investment Advisor

     It is the Advisor's policy to vote all proxies received by the Fund in a timely manner. Upon receiving each proxy the Advisor will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Advisor will consider information from a variety of sources in evaluating the issues presented in a proxy. The Advisor generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

     The Advisor's duty is to vote in the best interests of the Fund's shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the Fund, the Advisor will take one of the following steps to resolve the conflict:

1.   Vote  the  securities  based  on a  pre-determined  voting  policy  if  the
     application  of  the  policy  to  the  matter  presented   involves  little
     discretion on the part of the Advisor;

2. Disclose the conflict to the Disinterested Trustees of the Fund and obtain their direction on how to vote the proxy; or

3. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

     In the event of a conflict between the interests of the Advisor and the Fund, the Advisor's policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy. The Board has delegated this authority to the independent directors, and the proxy voting direction in such a case shall be determined by a majority of the independent directors.

More Information

     The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-866-Kit-Cole or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-866-Kit-Cole and will be sent within three business days of receipt of a request.


Anti-Money Laundering Program

--------------------------------------------------------------------------------


     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

     The Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Fund Administration
--------------------------------------------------------------------------------


     U.S. Bancorp Fund Services, LLC, a subsidiary of U. S. Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. U.S. Bancorp Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements. For the fiscal periods ended June 30, 2003, 2002 and 2001, the Fund paid the following fees for administrative services:

                              Period Ended June 30

--------------------------- ------------ ------------ ------------

                               2003         2002         2001

--------------------------- ------------ ------------ ------------

Administrative Fees           $41,677      $53,481      $37,402

--------------------------- ------------ ------------ ------------
Custodian
--------------------------------------------------------------------------------

     The Custodian for the Trust and the Fund is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. U.S. Bank, N.A., as Custodian, holds all of securities and cash owned by the Fund.

Legal Counsel
--------------------------------------------------------------------------------

     The Fund's legal counsel is Paul, Hastings, Janofsky & Walker LLP located at 55 Second Street, 24th Floor, San Francisco, California 94105.

Distributor
--------------------------------------------------------------------------------


     Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 29, 2000 (the "Distribution Agreement"). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. The Distribution Agreement was last renewed by the Board of Trustees, including the Disinterested Trustees, at a meeting held September 17, 2003.


Rule 12b-1 Services Plan

--------------------------------------------------------------------------------


     The Board of Trustees has adopted a Rule 12b-1 Services Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Advisor as plan disbursement agent for certain activities relating to shareholder servicing and distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis.

     The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

     The Plan authorizes the use of Fund assets to pay the Advisor, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:

|X|  printing  and   distributing   prospectuses  to  persons  other  than  Fund
     shareholders,

|X| printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and

|X| furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

     The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.


     Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees re-approved the Plan on September 17, 2003.


     The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

     The Plan may not be amended so as to materially increase the amount of the Rule 12b-1 fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.


     For the fiscal year ended June 30, 2003, the following amounts have been expended under the Plan for the Fund:


                                                                       2003
Advertising                                               $           1,322
Printing & Mailing of Prospectuses to new shareholders                   74
Compensation to Dealers/Sales Personnel                                 600
Other Finance Charges                                                     0
Other Fees                                                                0

                                                          ------------------

         TOTAL                                            $           1,995

                                                          ==================

Portfolio Transactions and Brokerage Allocations
--------------------------------------------------------------------------------

     The Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Advisor, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.


     The primary consideration in effecting transactions for the Fund is execution at the most favorable prices. The Advisor has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) it seeks execution. The Advisor may consider a number of factors in determining which broker-dealers to use for the Fund's transactions. These factors include research services, the reasonableness of commissions, and the quality of services and execution. Fund transactions for the Fund may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Fund intends to comply with Section 17(e)(1) of the 1940 Act, as amended.


     When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Advisor. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor to supplement its own investment research activities and enables the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Advisor, the Advisor may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Advisor believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

     The  Advisor  may  also  purchase   securities   from  time  to  time  from
broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Trustees of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Trustees of the Fund.

     In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Advisor, subject to review by the Board of Trustees, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Advisor does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

     In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Advisor. Investment decisions for the Fund and for such advisory clients are made by the Advisor with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Advisor even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Advisor when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Advisor to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Advisor as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. At the same time, however, it is believed that the ability of the Fund to participate in volume transactions will sometimes produce better execution prices.

     The Board of Trustees of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund. Such transactions could include purchases of securities for the Fund from private accounts managed by the Advisor or sales of securities from the Fund to private accounts managed by the Advisor. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Trustees pursuant thereto. Under the policies, the Board must, on a quarterly basis, determine that all transactions effected in reliance on Rule 17a-7 during the preceding quarter were in compliance with the procedures. The Board must also review the procedures as necessary.


     During the fiscal year ended June 30, 2003, 2002 and 2001, the Fund paid the following Brokerage Commissions:

------------------------------------- ---------- --------- ----------
                                        2003       2002    2001
------------------------------------- ---------- --------- ----------
Directed Brokerage Commissions           $0        $831      $720

Total Brokerage Commissions           $30,438    $9,566    $7,728
------------------------------------- ---------- --------- ----------

--------------------------------------------------------------------------------

The Fund has no affiliated broker-dealer.


Purchase of Shares
--------------------------------------------------------------------------------

     Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share. No share certificates will be issued unless requested in writing.

Redemption of Shares
--------------------------------------------------------------------------------

     The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "How to Sell Shares" section of the Prospectus. Under the 1940 Act , a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(b)  when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or
     (c) exist; or

(d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

     In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Corporate, Partnership, Executor, Trustee, Administrators, or Guardian Shareholders
     Supporting documents in addition to those listed under "How to Sell Shares" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption In-Kind

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Pricing of Shares
--------------------------------------------------------------------------------
     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock
Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange; by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

     The Advisor reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Advisor under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Advisor under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Advisor under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees, although the actual calculation may be done by others.


     An example of how the Fund calculated its total offering price per share as of June 30, 2003 is as follows:

                    Net Assets                 =       Net Asset Value per share
          ------------------------------
               Shares Outstanding

                   $5,610,817                               $4.06
          ------------------------------
                    1,383,589


Tax Status
--------------------------------------------------------------------------------

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

     The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.


     By law, the Fund must withhold a percentage of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

     As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of the Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Any loss that is realized and allowed on redemption of shares of the Fund less than six months from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Internal Revenue Code of 1986, as amended contains special rules on the computation of a shareholder's holding period for this purpose. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

     Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

     A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.

--------------------------------------------------------------------------------


Calculations of Performance Data

Average Annual Total Returns (Before Taxes)

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, and since inception (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                       P(1 + T)n = ERV

  Where:   P        =        a hypothetical initial payment of $1,000
           T        =        the average annual total return
           n        =        the number of years and
           ERV      =        the ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the period.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the relevant period and should not be considered as a representation of results that may be achieved in the future.

     The Fund's average annual compounded rate of return before taxes for one year, and since inception is shown below.

                         Fiscal Year Ended June 30, 2003

          --------------------------              ---------------------
                  One Year                          Since Inception
                                                      (11/7/2000)
          --------------------------              ---------------------
                   -4.47%                               -28.89%%
          --------------------------              ---------------------

--------------------------------------------------------------------------------

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2003. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                        n
                                P (1 + T) = ATVD

   Where:   P        =    a hypothetical initial payment of $1,000
            T        =    the average annual total return
            n        =    the number of years and
            ATVD     =    the ending redeemable value of a hypothetical
                          $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the period shown was as follows:


                         Fiscal Year Ended June 30, 2003


--------------------------                 -----------------------
        One Year                              Since Inception
                                                (11/7/2000)
--------------------------                 -----------------------

         -4.47%                                   -28.89%

--------------------------                 -----------------------


     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2003. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                       n
                                P(1 + T) = ATVDR

         Where:   P    =   a hypothetical initial payment of $1,000
                  T    =   the average annual total return
                  n    =   the number of years and
                  ATVDR=   the ending redeemable value of a hypothetical
                           $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for the Fund for the period shown was as follows:


                         Fiscal Year Ended June 30, 2003

--------------------------                -----------------------
        One Year                             Since Inception
                                               (11/7/2000)
--------------------------                -----------------------
         -2.91%                                  -23.35%

--------------------------                -----------------------


     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2003. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


     The Fund's performance will vary from time to time and your shares, when redeemed, may be worth more or less than their original cost. You should not consider past results as representative of future performance. Factors affecting the Fund's performance include, among other things, general market conditions, the composition of the Fund's portfolio, and operating expenses. In reporting performance, the Fund makes no adjustment for taxes payable by shareholders on reinvested income dividends and capital gains distributions.

     The Fund may also advertise comparative performance information obtained from industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

Comparisons

     Lipper, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

     Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

     Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World
Report,  The  Wall  Street  Journal,   Barron's  and  a  variety  of  investment
newsletters.

     Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

     Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.


Independent Auditors
--------------------------------------------------------------------------------

     Tait, Weller & Baker, 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103 serves as the Fund's independent accountants. Their services include an audit of the Fund's financial statements.

Financial  Statements
--------------------------------------------------------------------------------

     The Fund's audited financial statements are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 2003 as filed with the SEC on September 8, 2003.